Statements of Stockholders Equity (Deficit) (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings from discontinued operations	Accumulated Deficit	Total
Beginning Balance, Value at Jul. 31, 2010	$ 321,875	$ (311,575)			$ 10,300
Beginning Balace, Shares at Jul. 31, 2010	321,875,000
Return of shares to Treasury as a result of Spinoff Agreement, Value
Net Income			6,969	(22,700)	(15,731)
End Balance, Value at Jul. 31, 2011	321,875	(311,575)	6,969	(22,700)	(5,431)
Beginning Balace, Shares at Jul. 31, 2011	321,875,000
Common stock for services, Shares	37,500,000				37,500,000
Common stock for services, Value	37,500	(25,500)			12,000
Return of shares to Treasury as a result of Spinoff Agreement, Shares	(265,625,000)
Return of shares to Treasury as a result of Spinoff Agreement, Value	(265,625)	264,766			859
Sale of common stock, Shares	400,000
Sale of common stock, Value	400	49,600
Net Income			(25)	(121,096)	(121,121)
End Balance, Value at Jul. 31, 2012	94,150	(22,709)	6,944	(143,796)	(65,411)
End Balance, Shares at Jul. 31, 2012	94,150,000
Return of shares to Treasury as a result of Spinoff Agreement, Value
Net Income				(145,255)	(145,255)
End Balance, Value at Oct. 31, 2012	$ 94,150	$ (22,709)	$ 6,944	$ (289,051)	$ (210,666)
End Balance, Shares at Oct. 31, 2012	321,875,000